UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21856

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Asia Pacific Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Thomas Reyes, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

RMR Asia Pacific Real Estate Fund

Portfolio of Investments  –  March 31, 2007 (unaudited)

Company	Shares	Value
Common Stocks – 99.0%
Australia – 17.0%
Apartments – 1.8%
Peet, Ltd.	260,000	$841,464
Diversified – 8.6%
Abacus Property Group	115,000	183,974
Australand Property Group	750,000	1,322,879
Charter Hall Group	240,000	539,832
GPT Group *	210,000	839,360
Multiplex Group *	140,000	506,335
Valad Property Group	378,700	625,069
		4,017,449
Office – 5.8%
Cromwell Group	560,000	532,388
Macquarie Goodman Group	390,000	2,205,688
		2,738,076
Retail – 0.8%
Centro Properties Group	55,000	387,599
Total Australia (Cost $7,028,876)		7,984,588
Hong Kong – 27.3%
Diversified – 11.4%
Greentown China Holdings, Ltd. (a)	370,000	659,167
Guangzhou R&F Properties Co., Ltd., Class H	420,000	933,154
Hongkong Land Holdings, Ltd.	340,983	1,588,981
Hopson Development Holdings, Ltd.	330,000	828,642
New World Development Co., Ltd.	100,000	226,787
Shun TAK Holdings, Ltd.	840,000	1,120,215
		5,356,946
Hospitality – 4.0%
Regal Real Estate Investment Trust (a)*	200,000	68,855
Sun Hung Kai Properties, Ltd.	157,000	1,814,437
		1,883,292
Office – 2.9%
Champion Real Estate Investment Trust (a)*	2,500,000	1,375,824
Retail – 9.0%
Hang Lung Properties, Ltd.	960,000	2,684,584
The Link REIT *	630,000	1,514,226
		4,198,810
Total Hong Kong (Cost $10,826,244)		12,814,872
Japan – 39.4%
Diversified – 27.9%
Mitsubishi Estate Co., Ltd.	144,000	4,729,124
Mitsui Fudosan Co., Ltd	125,000	3,670,231
Sumitomo Realty & Development Co., Ltd.	123,000	4,665,733
		13,065,088
Office – 8.3%
Nippon Building Fund, Inc. *	60	992,872
NTT Urban Development Corp.	920	2,154,786
Tokyu REIT, Inc. *	70	760,353
		3,908,011
Retail – 3.2%
Diamond City Co., Ltd.	66,000	1,498,218
Total Japan (Cost $12,333,004)		18,471,317

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Malaysia – 1.5%
Diversified – 1.5%
KLCC Property Holdings Berhad	690,000	$686,508
Total Malaysia (Cost $589,316)		686,508
Philippines – 1.5%
Diversified – 1.5%
Megaworld Corp.	10,299,868	715,120
Total Philippines (Cost $475,751)		715,120
Singapore – 10.9%
Diversified – 10.5%
Allco Commercial Real Estate Investment Trust *	750,000	637,709
Allgreen Properties, Ltd.	680,000	784,365
Capitacommercial Trust *	585,000	1,071,944
Capitaland, Ltd.	215,000	1,133,705
CDL Hospitality Trusts *	180,000	236,100
Suntec Real Estate Investment Trust *	813,157	1,061,234
		4,925,057
Retail – 0.4%
CapitaRetail China Trust (a)*	100,000	205,649
Total Singapore (Cost $3,825,886)		5,130,706
Thailand – 1.4%
Retail – 1.4%
Central Pattana Public Co., Ltd.	945,000	639,717
Total Thailand (Cost $502,232)		639,717
Total Common Stocks (Cost $35,581,309)		46,442,828
Short-Term Investments – 1.0%
Other Investment Companies – 1.0%
SSgA Money Market Fund, 4.98% (b) (Cost $465,068)	465,068	465,068
Total Investments – 100.0% (Cost $36,046,377) (c)		46,907,896
Other assets less liabilities – 0.0%		11,692
Net Assets – 100%		$46,919,588

Notes to Portfolio of Investments

*                    Company is organized as a real estate investment trust as defined by the laws of its country of domicile.

(a)             As of March 31, 2007, this security had not paid a distribution.

(b)            Rate reflects 7 day yield as of March 31, 2007.

(c)             The cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments as of March 31, 2007, are as follows:

Cost	$36,046,377

Gross unrealized appreciation	$10,871,863
Gross unrealized depreciation	(10,344)
Net unrealized depreciation	$10,861,519

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 8, 2007